Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Loss Contingencies [Line Items]
Schedule of future lease payment under operating leases

Operating leases
RMB
Year ending December 31,
2021	40,779
2022	41,562
2023	48,483
2024	16,031
2025 and thereafter	—
Total future lease payments	146,855
Less: Imputed interest	(14,343)
Total lease liability balance	132,512

Bandwidth And Property Management Fees | Leases Office Space
Loss Contingencies [Line Items]
Schedule of future lease payment under operating leases

As of December 31,
2020
RMB
2021	5,896
2022	5,974
2023	5,731
2024	1,836
2025 and thereafter	—
Total	19,437